Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Summary of financial data pertaining to mortgage loans sold under agreements to repurchase
	Year ended December 31,
	2013	2012	2011
	(dollar amounts in thousands)
Year end:
Balance	$471,592	$393,534	$77,700
Unused amount(1)	$528,408	$106,466	$22,300
Weighted-average interest rate	1.79%	2.20%	2.39%
Fair value of loans securing agreements to repurchase	$512,350	$438,850	$86,787
During the year:
Average balance of loans sold under agreements to repurchase	$344,625	$172,729	$24,905
Weighted-average interest rate(2)	1.96%	2.24%	2.66%
Total interest expense	$10,863	$5,927	$1,875
Maximum daily amount outstanding	$623,523	$441,245	$127,593
(1)
The amount the Company is able to borrow under loan repurchase agreements is tied to the fair value of unencumbered mortgage loans eligible to secure those agreements and the Company's ability to fund the agreements' margin requirements relating to the mortgage loans sold.

(2)
Excludes the effect of amortization of commitment fees totaling $4.0 million, $2.0 million, and $1.0 million for the years ended December 31, 2013, 2012, and 2011, respectively.

Summary of maturities of outstanding advances under repurchase agreements by maturity date

Remaining maturity at December 31, 2013	Balance
(in thousands)
Within 30 days	$782
Over 30 to 90 days	470,810
Over 90 days to 180 days	—
Over 180 days to 1 year	—

$471,592

Weighted-average maturity (in months)	2.6

Summary of amount at risk relating to the mortgage loans held for sale sold under agreements to repurchase by counterparty

The amount at risk (the fair value of the assets pledged plus the related margin deposit, less the amount advanced by the counterparty and accrued interest) relating to the Company's mortgage loans held for sale sold under agreements to repurchase is summarized by counterparty below as of December 31, 2013:

Counterparty	Amount at risk	Weighted-average maturity of advances under repurchase agreement	Facility Maturity
	(in thousands)
Credit Suisse First Boston Mortgage Capital LLC	$19,593	March 26, 2014	October 31, 2014
Bank of America, N.A.	$19,195	March 22, 2014	January 2, 2014
Morgan Stanley	$3,103	February 22, 2014	July 1, 2014
Citibank, N.A.	$—	—	July 24, 2014

Summary of note payable
	December 31,
	2013	2012
	(in thousands)
Year end:
Note payable secured by:
Servicing advances	$3,852	$4,905
MSRs	48,302	48,108

	$52,154	$53,013

Assets pledged to secure note:
Servicing advances	$5,564	$7,430
MSRs	$258,241	$100,957